Dividends paid (Tables)	12 Months Ended
Dec. 31, 2025
Dividends paid
Schedule of dividend paid

	2025	2024
	US$’000	US$’000
Final dividend paid in respect of FY 2024 of US$0.42 (2024: in respect of FY 2023 of US$0.90) per share	63,646	118,387
Interim dividend paid in respect of Q1 2025 of US$0.28 (2024: in respect of Q1 2024 of US$1.00) per share	42,376	131,752
Interim dividend paid in respect of Q2 2025 of US$0.22 (2024: in respect of Q2 2024 of US$0.58) per share	33,295	76,709
Interim dividend paid in respect of Q3 2025 of US$0.40 (2024: in respect of Q3 2024 of US$0.42) per share	60,538	61,613
	199,855	388,461